Related Party Transactions (Details) - USD ($)							3 Months Ended			7 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 16, 2024	Dec. 12, 2024	Sep. 30, 2024	Jun. 27, 2024	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 23, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Capital contribution amount								$ 0
Additional issued of founder shares (in Shares)					984,375
Mountain Lake Acquisition Corp.
Related Party Transaction [Line Items]
Capital contribution amount	[1]									$ (25,000)
Additional issued of founder shares (in Shares)										984,375
Trading days							20 days				20 days
Threshold consecutive trading days							30 days				30 days
Threshold period after the business combination							150 days				150 days
Loan payable amount						$ 200,000						$ 300,000
Repaid amount		$ 275,193
Incurred expenses							$ 60,000		$ 60,000		$ 240,000
Mountain Lake Acquisition Corp. | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loans							1,500,000	1,500,000			1,500,000
Mountain Lake Acquisition Corp. | Related Party [Member]
Related Party Transaction [Line Items]
Due to Sponsor		$ 3,183					$ 688	$ 688		$ 3,183	$ 688		$ 3,183
Mountain Lake Acquisition Corp. | Related Party [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Related party loans per units (in Dollars per share)							$ 10	$ 10			$ 10
Mountain Lake Acquisition Corp. | Founder Shares [Member]
Related Party Transaction [Line Items]
Number of units issued				7,546,875
Additional issued of founder shares (in Shares)				984,375
Percentage of issued and outstanding shares after the initial public offering				23.20%
Mountain Lake Acquisition Corp. | Sponsor [Member]
Related Party Transaction [Line Items]
Additional issued of founder shares (in Shares)				359,375
Mountain Lake Acquisition Corp. | Chief Financial Officer [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Services agreement amount per month							$ 20,000	$ 20,000			$ 20,000
Mountain Lake Acquisition Corp. | Class A
Related Party Transaction [Line Items]
Price per shares (in Dollars per share)							$ 12	$ 12			$ 12
Mountain Lake Acquisition Corp. | Class A | Founder Shares [Member]
Related Party Transaction [Line Items]
Capital contribution amount						$ 25,000
Mountain Lake Acquisition Corp. | Class B Ordinary Shares | Founder Shares [Member]
Related Party Transaction [Line Items]
Number of units issued						7,187,500
Mountain Lake Acquisition Corp. | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Additional issued of founder shares (in Shares)			359,375
Mountain Lake Acquisition Corp. | Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Additional issued of founder shares (in Shares)			359,375

[1]	Included up to 984,375 shares subject to forfeiture as of September 30, 2024, if the over-allotment option was not exercised in full or in part by the underwriters. On December 16, 2024, the underwriters partially exercised their over-allotment option as part of the closing of the Initial Public Offering and forfeited their option to exercise the remaining over-allotment option. As such, 359,375 Founder Shares were forfeited (Note 5).